[Logo] PIONEER Investments(R)





May 4, 2017



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust XI (the "Trust")
        File Nos. 2-32773 and 811-01835
        CIK No. 0000078758

Ladies and Gentlemen:

On behalf of the Trust, a Delaware statutory trust, we certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the forms of prospectus and statement of additional information relating to Pioneer Core Equity Fund, a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 86 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on April 27, 2017 (Accession No. 0000078758-17-000002).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
-------------------------
    Thomas Reyes
    Assistant Secretary


cc:   Christopher J. Kelley, Esq.
      Jeremy B. Kantrowitz, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820


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